Other Payables to TV Stations (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of other payables to TV Stations
Payable to TV station	$ 1,285,743	$ 1,382,194
Kunming TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	77,175	77,175
China YR TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	$ 1,208,568	$ 1,305,019